Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended	5 Months Ended		11 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	17 Months Ended		23 Months Ended	25 Months Ended	27 Months Ended	29 Months Ended		35 Months Ended	37 Months Ended	39 Months Ended	41 Months Ended		47 Months Ended	49 Months Ended	51 Months Ended	53 Months Ended		59 Months Ended	65 Months Ended		71 Months Ended	77 Months Ended		83 Months Ended	89 Months Ended	95 Months Ended	101 Months Ended	107 Months Ended
	Sep. 27, 2021	Aug. 04, 2021	Jun. 03, 2019	Jun. 06, 2017	Dec. 13, 2016	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000175723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value					$ 10,000				$ 12,088						$ 13,503					$ 16,146					$ 20,773					$ 30,961			$ 22,322			$ 26,643		$ 37,704		$ 46,568
C000175724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value					10,000				11,090						11,597					13,198					12,159					16,984			15,440			15,019		19,230		21,350
C000175725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value					10,000				11,330						11,991					14,022					18,148					25,319			17,091			17,165		22,326		24,227
C000175726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value					10,000				10,782						10,887					12,357					11,000					16,718			14,426			13,188		17,962		19,704
C000175727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value					10,000				11,134						11,393					12,446					12,993					19,266			16,245			14,983		19,732		20,978
C000183268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value				$ 10,000				$ 10,607						$ 9,732					$ 11,067					$ 10,413					$ 14,040			$ 10,646			$ 12,014		$ 15,181		$ 18,769
C000183269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value				10,000				11,103						9,599					10,528					12,256					14,517			9,927			11,099		13,776		17,140
C000206035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value			$ 10,000				$ 11,222						$ 12,536					$ 18,212					$ 14,647					$ 15,827			$ 21,215			$ 24,973
C000227558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value		$ 10,000										$ 9,860					$ 10,262					$ 13,525					$ 14,944
C000227560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value		10,000										7,202					8,710					12,749					15,754
C000228786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value	$ 10,000					$ 10,274					$ 9,635					$ 9,482					$ 12,719					$ 13,324
C000230537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NAV
Accumulated Value	10,000										7,187					8,861					13,067					16,559
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500® Index
Accumulated Value		10,000										8,962					9,871					13,623					16,546
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI USA Index
Accumulated Value	10,000		10,000		10,000	10,369	11,140		11,544		8,659		12,430		12,379	9,532		17,817		14,154	13,193		14,879		15,794	16,080		16,379		22,639	22,669		18,906	27,631		20,812		28,804		35,108
Nuveen ESG USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen ESG USA Small‑Cap Index
Accumulated Value					10,000				11,178						11,484					12,602					13,204					19,668			16,607			15,348		20,279		21,621
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE® Index (Net)
Accumulated Value				10,000				10,595						9,869					10,959					10,206					13,695			10,545			12,064		14,834		18,251
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net)
Accumulated Value				10,000				11,156						9,760					10,917					11,818					13,823			9,534			10,563		13,238		16,933
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000® Index
Accumulated Value	10,000	10,000									8,669	8,763				9,492	9,594				13,105	13,247				15,875	16,047
Nuveen ESG USA Large Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen ESG USA Large‑Cap Growth Index
Accumulated Value					10,000				12,129						13,599					16,322					21,087					31,563			22,808			27,306		38,737		48,019
MSCI USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI USA Growth Index
Accumulated Value					10,000				12,183						13,489					15,869					21,096					30,347			21,826			26,610		38,503		51,829
MSCI USA Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI USA Value Index
Accumulated Value					10,000				10,931						11,320					12,572					11,514					16,433			15,691			15,476		20,397		22,190
Nuveen ESG USA Large Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen ESG USA Large‑Cap Value Index
Accumulated Value					10,000				11,124						11,673					13,334					12,325					17,289			15,749			15,357		19,733		21,973
Nuveen ESG USA Mid Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen ESG USA Mid‑Cap Growth Index
Accumulated Value					10,000				11,374						12,088					14,195					18,454					25,864			17,490			17,616		22,983		25,023
MSCI USA Mid Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI USA Mid‑Cap Growth Index
Accumulated Value					10,000				11,375						11,866					13,940					17,376					25,110			18,028			18,550		25,731		30,901
MSCI USA Mid Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI USA Mid‑Cap Value Index
Accumulated Value					10,000				10,925						11,074					12,301					10,907					16,504			14,613			13,802		18,644		19,615
Nuveen ESG USA Mid Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen ESG USA Mid‑Cap Value Index
Accumulated Value					10,000				10,821						10,968					12,504					11,173					17,063			14,754			13,519		18,483		20,345
MSCI USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI USA Small‑Cap Index
Accumulated Value					$ 10,000				$ 11,212						$ 11,532					$ 12,441					$ 12,554					$ 19,083			$ 15,970			$ 15,245		$ 20,413		$ 22,864
Nuveen ESG International Developed Markets Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen ESG International Developed Markets Equity Index
Accumulated Value				10,000				10,624						9,767					11,137					10,508					14,214			10,795			12,213		15,482		19,206
Nuveen ESG Emerging Markets Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen ESG Emerging Markets Equity Index
Accumulated Value				$ 10,000				$ 11,140						$ 9,695					$ 10,708					$ 12,565					$ 15,039			$ 10,346			$ 11,649		$ 14,696		$ 18,362
Nuveen ESG USA Large Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen ESG USA Large‑Cap Index
Accumulated Value			$ 10,000				$ 11,232						$ 12,573					$ 18,317					$ 14,753					$ 15,977			$ 21,468			$ 25,328
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000® Growth Index
Accumulated Value	10,000	$ 10,000									7,895	$ 7,970				9,391	$ 9,481				13,502	$ 13,630				17,623	$ 17,791
Nuveen ESG USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen ESG USA High Dividend Yield Index
Accumulated Value	$ 10,000					$ 10,278					$ 9,657					$ 9,526					$ 12,821					$ 13,465